Labor and social obligations (Details 1)			1 Months Ended	12 Months Ended
	Sep. 14, 2022 Number	Jul. 11, 2022 Number	May 18, 2022 Number	Dec. 31, 2022 Number R$ / shares shares	Dec. 31, 2021 Number R$ / shares shares	Dec. 31, 2020 Number shares
Labor And Social Obligations
Outstanding at the beginning				R$ 92.33
Outstanding at the beginning | Number				3,086,728	2,510,983	2,364,214
Granted				R$ 53.02
Granted | Number	1,234,919	1,234,919	1,234,919	1,234,919	1,170,000	477,220
Exercised
Exercised | Number					(442,669)	(56,092)
Forfeited				R$ 107.25
Forfeited | Number				(365,749)	(60,000)	(274,359)
Expired				R$ 97.80
Expired | Number				(226,611)	(91,586)
Outstanding at the ending				R$ 79.47	R$ 92.33
Outstanding at the ending | Number				3,729,287	3,086,728	2,510,983
Exercisable				R$ 97.65
Number of stock options exercisable | shares				1,133,774	542,061